UBS RMA Money Market Portfolio
UBS RMA Money Market Portfolio
Money Market Funds	Prospectus Supplement
UBS RMA Money Market Portfolio Supplement to the prospectus dated August 29, 2013 (the “Prospectus”) April 16, 2014

Eligible participants in the Bank Sweep Programs with Basic Investment Accounts are subject to a maximum $75 annual service fee. This fee is different from the fees that are applicable to each of the UBS Financial Services RMA and Business Services Account BSA Programs that are listed on page 3 of the Prospectus in the section captioned “Fund Summary” and sub-captioned “Shareholder transaction expenses.” That section of the Prospectus is hereby revised to reflect the maximum $75 annual service fee on Basic Investment Accounts.